Share Capital (Tables)	12 Months Ended
Dec. 31, 2019
Notes To Financial Statements [Abstract]
Disclosure of classes of share capital

A reconciliation of the impact of the July 2019 Flow-Through Offering on share capital is as follows:

	Number of common shares		Impact on share capital
Flow-through shares issued at $3.00 per share633,334		$1,900
Cash share issue costs	-		(44)
Proceeds net of share issue costs	633,334		1,856
Flow-through share premium liability	-		(557)
	633,334		$1,299

A reconciliation of the impact of the March 2019 Offering on share capital is as follows:

	Number of common shares	Impact on share capital
Common shares issued at $1.60 per share	3,284,375	$5,255
Cash share issue costs	-	(186)
Proceeds net of share issue costs	3,284,375	$5,069

  A reconciliation of the impact of the August 2018 Offering on share capital is as follows:

	Number of common shares	Impact on share capital
Nunavut flow-through shares issued at $1.60 per share	2,084,375	$3,335
Nunavut charity flow-through shares issued at $1.75 per share	1,215,000	2,126
BC charity flow-through shares issued at $1.87 per share	1,000,000	1,870
Share issue costs	-	(400)
Proceeds net of share issue costs	4,299,375	6,931
Flow-through share premium liability	-	(1,742)
	4,299,375	$5,189

A reconciliation of the impact of the March 2018 Offering on share capital is as follows:

	Number of common shares		Impact on share capital
Common shares issued at US$1.30 per share 6,015,385		$10,054
Flow-through shares issued at US$1.82 per share	1,091,826		2,561
Share issue costs	-		(1,340)
Proceeds net of share issue costs	7,107,211		11,275
Flow-through share premium liability	-		(737)
	7,107,211		$10,538